Unrecognized Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Stock options	$ 133	$ 195
Restricted stock	532	775
Directors
Stock options	21	52
Restricted stock	81	203
Officers
Stock options	112	143
Restricted stock	$ 451	$ 572